Unaudited condensed consolidated interim statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves	Own shares	Retained earnings		Non- controlling interests
Beginning balance at Dec. 31, 2022		£ 4,160	£ 3,681	£ 114	£ 576	£ 285	£ (1,054)	£ 3,760	[1]	£ 479
Profit for the period		149	112					112	[1]	37
Other comprehensive loss for the period		(210)	(188)			(184)		(4)	[1]	(22)
Total comprehensive income/(loss) for the period		(61)	(76)			(184)		108	[1]	15
Dividends paid		(61)								(61)
Ordinary shares issued		1	1		1
Treasury shares used for share option schemes		0	0				55	(55)	[1]
Non-cash share-based incentive plans (including share options)		76	76					76	[1]
Tax adjustment on share-based payments		2	2					2	[1]
Net movement in own shares held by ESOP Trusts		(37)	(37)				(14)	(23)	[1]
Recognition/derecognition of liabilities in respect of put options		2	2			4		(2)	[1]
Net movemnet in non-controlling interests	[2]	(17)	(11)					(11)	[1]	(6)
Total transactions with owners		(34)	33		1	4	41	(13)		(67)
Ending balance at Jun. 30, 2023		4,065	3,638	114	577	105	(1,013)	3,855	[1]	427
Beginning balance at Dec. 31, 2023		3,833	3,376	114	577	187	(990)	3,488		457
Profit for the period		246	205					205		41
Other comprehensive loss for the period		(62)	(63)			(61)		(2)		1
Total comprehensive income/(loss) for the period		184	142			(61)		203		42
Dividends paid		(34)								(34)
Treasury shares used for share option schemes		0	0				54	(54)
Non-cash share-based incentive plans (including share options)		56	56					56
Net movement in own shares held by ESOP Trusts		(57)	(57)				(4)	(53)
Recognition/derecognition of liabilities in respect of put options		14	14			12		2
Net movemnet in non-controlling interests	[2]	(38)	(34)					(34)		(4)
Total transactions with owners		(59)	(21)			12	50	(83)		(38)
Ending balance at Jun. 30, 2024		£ 3,958	£ 3,497	£ 114	£ 577	£ 138	£ (940)	£ 3,608		£ 461

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £349 million at 30 June 2024 (31 December 2023: £347 million).
[2]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.